Document and Entity Information	Dec. 05, 2025
Cover [Abstract]
Entity Registrant Name	STEELCASE INC
Amendment Flag	false
Entity Central Index Key	0001050825
Document Type	8-K
Document Period End Date	Dec. 05, 2025
Entity Incorporation State Country Code	MI
Entity File Number	1-13873
Entity Tax Identification Number	38-0819050
Entity Address, Address Line One	901 44th Street SE
Entity Address, City or Town	Grand Rapids
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49508
City Area Code	(616)
Local Phone Number	247-2710
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock
Trading Symbol	SCS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false